INVESTMENTS - Long-term investments (Details)	1 Months Ended
	Sep. 30, 2015 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
INVESTMENTS
Held to maturity investment - Long-term time deposit			¥ 1,059,812,729	¥ 1,020,425,292
Others- cost method investments			891,333,247	988,268,166
Total net book value		$ 2,957,341,548	20,532,822,365	13,870,523,498
Held to maturity investment
INVESTMENTS
Term of time deposit	3 years
Payments for time deposit	¥ 1,000,000,000
Interest rate of time deposit (as a percent)	3.90%
China Eastern Airline
INVESTMENTS
Available-for-sale investments- measured at fair value			3,293,478,259
Tujia
INVESTMENTS
Available-for-sale investments- measured at fair value			3,081,585,780	2,876,749,196
Hanting
INVESTMENTS
Available-for-sale investments- measured at fair value			1,984,037,413	1,116,231,309
eLong
INVESTMENTS
Available-for-sale investments- measured at fair value			1,877,945,423
Value of the investment at the date prior to the consolidation			235,138,072	2,632,145,397
LY.com
INVESTMENTS
Available-for-sale investments- measured at fair value			1,523,436,120	1,745,309,616
MakeMyTrip
INVESTMENTS
Available-for-sale investments- measured at fair value			1,519,309,068
eHi
INVESTMENTS
Available-for-sale investments- measured at fair value			612,309,518	793,869,127
Tuniu
INVESTMENTS
Available-for-sale investments- measured at fair value			252,746,139	430,659,093
Easy Go
INVESTMENTS
Available-for-sale investments- measured at fair value			228,317,887	527,301,676
Investment funds
INVESTMENTS
Value of the investment at the date prior to the consolidation			616,160,937	261,520,937
BTG
INVESTMENTS
Value of the investment at the date prior to the consolidation			2,498,763,234
Home Inns
INVESTMENTS
Value of the investment at the date prior to the consolidation				961,773,378
Others
INVESTMENTS
Available-for-sale investments- measured at fair value			94,311,000	316,742,816
Value of the investment at the date prior to the consolidation			¥ 764,137,539	¥ 199,527,495